Summary of Significant Accounting Policies - Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Contract liabilities	¥ 1,061,254		¥ 485,087	¥ 301,774
Number of packages offered | item	2	2
Number of performance obligations per package | item	1	1
Package term	1 month	1 month
Total revenues	¥ 16,257,933	$ 2,491,637	7,824,904	4,951,171
Forfeiture rate (as a percent)	0.00%	0.00%
Revenue allocated to performance obligation	¥ 162,485		66,286	47,310
Revenue reduction for redemptions	50,855		25,408	441
Amount charged to selling and marketing expenses	78,229		142,425	153,057
Liabilities related to unredeemed points	¥ 221,450		178,666
Number of components not performance obligations | item	2	2
Vehicle sales
Disaggregation of Revenue [Line Items]
Contract liabilities	¥ 1,253,620		491,014
Total revenues	15,182,522	$ 2,326,823	7,367,113	4,852,470
Energy and Service Packages
Disaggregation of Revenue [Line Items]
Contract liabilities	91,486		57,842
Automotive Regulatory Credits
Disaggregation of Revenue [Line Items]
Total revenues	¥ 120,648		¥ 0	¥ 0
Maximum
Disaggregation of Revenue [Line Items]
Stand-alone fair value as a percentage of gross selling price	1.00%	1.00%
Aggregate stand-alone fair value as a percentage of contract price	3.00%	3.00%